                                                      Registration Nos.333-22931
                                                                        811-8282

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                             [ ]

                 Pre-Effective Amendment No.__                           [ ]

                  Post-Effective Amendment No. 21                        [X]

                               and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                        [ ]

                               Amendment No. 30                          [X]
                        (Check appropriate box or boxes.)

                             LOOMIS SAYLES FUNDS I
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                (Exact Name of Registrant as Specified in Charter)

                              399 Boylston Street
                              Boston, Massachusetts                      02116
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                       (Address of principal executive offices)       (Zip Code)

Registrant's Telephone Number, including Area Code                (617) 449-2801
                                                                  --------------

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116

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                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

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Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):
[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On(date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

                             L/S Loomis Sayles Funds I

                           Prospectus [________], 2004

Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Fund.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

TABLE OF CONTENTS


RISK/RETURN SUMMARY
   General Information
   Loomis Sayles High Income Opportunities Fund
   Summary of Principal Risks

EXPENSES OF THE FUND

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS

MANAGEMENT
   Investment Adviser
   Distribution Plan
   Portfolio Managers

GENERAL INFORMATION
   Pricing
   How to Purchase Shares
   How to Redeem Shares
   Dividends and Distributions
   Tax Consequences

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Fund. You will find additional information about the Fund, including a detailed description of the risks of an investment in the Fund, after this summary.

This Risk/Return Summary describes the Fund's objectives, principal investment strategies, principal risks, and performance. The Fund's summary pages include a short discussion of some of the principal risks of investing in the Fund. A further discussion of these and other principal risks begins after these summary pages.

More detailed descriptions of the Fund, including some of the additional risks associated with investing in the Fund, can be found further back in this Prospectus. Please be sure to read this additional information before you invest.

Since the Fund is new and has not completed a full calendar year, a bar chart showing the Fund's annual returns and a table showing the Fund's average annual returns has not been included in this Prospectus.

You can lose money by investing in the Fund. The Fund may not achieve its objectives and is not intended to be a complete investment program. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Investment Objective The Fund's investment objective is high current income. Capital appreciation is the Fund's secondary objective. The Fund's investment objectives are fundamental and may not be changed without the approval of shareholders.

Principal Investment Strategies Under normal market conditions, the Fund will invest substantially all of its assets, and may invest up to 100% of its assets, in High Income Securities. "High Income Securities" are fixed income securities that Loomis, Sayles & Company, L.P. ("Loomis Sayles") believes have the potential to generate relatively high levels of current income. High Income Securities include debt securities that are rated below investment grade quality at the time of investment (Ba or lower by Moody's or BB or lower by Standard & Poor's) or, if unrated, determined to be of comparable quality by Loomis Sayles. These high yield debt securities are commonly called "junk bonds." High Income Securities may also include investment grade fixed income securities. The Fund may invest approximately 20% of its assets in investment grade fixed income securities. A High Income Security may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the debt security or acquired as part of a unit with the debt security. The High Income Securities in which the Fund will invest may have fixed or variable principal payments and all types of interest rate and dividend and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, pay-in-kind and auction rate. The Fund may invest a portion of its assets in senior floating rate loans made to U.S. and foreign borrowers. A significant portion of the securities purchased by the Fund may be issued by smaller-capitalization companies.

Under normal market conditions, the Fund may invest up to 40% of its assets in debt obligations of foreign companies, including emerging markets securities, foreign governments and their subdivisions, agencies, instrumentalities and sponsored entities ("Foreign Securities"). The Fund's investments in Foreign Securities will be denominated in U.S. dollars and the Fund may invest without limit in obligations of supra-national entities (e.g., the World Bank). The Fund may also invest in derivatives, including for purchasing or selling options or future contracts to hedge interest rate risk.

The Fund's investments may include the following: corporate debt securities, U.S. government obligations, U.S. dollar denominated foreign securities, zero coupon and pay-in-kind securities, loan assignments, delayed funding loans and revolving credit facilities, commercial paper, mortgage-backed securities, collateralized mortgage obligations, securities lending, collateralized debt and loan obligations and other asset-backed securities, Rule 144A securities, when-issued securities, credit default swaps, municipal bonds, repurchase agreements, debt-linked and equity-linked securities, convertible securities, preferred shares, common shares, warrants and rights, illiquid securities and short sales.

Loomis Sayles' staff monitors the credit quality of the securities owned by the Fund. Although Loomis Sayles considers credit ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the ratings services. See "Ratings Agencies" under "More Information about the Fund's Investments and Risk Considerations."

The Fund may purchase unrated securities (which are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. An unrated security may be less liquid than a comparable rated security and involve the risk that Loomis Sayles may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objectives may depend more heavily on Loomis Sayles' creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Loomis Sayles believes that high total returns may be obtained through fundamental analysis. In deciding which High Income Securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those types of investments. As part of its investment approach, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles Loomis Sayles believes have the potential to become stable to improving. With respect to investments in Foreign Securities, Loomis will also consider the global economic environment of the relevant country, taking into account factors such as GDP growth, inflation, monetary policy, fiscal policy, leadership, and social stability.

Loomis Sayles makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than relying primarily on changes in interest rates to produce returns. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed income securities in an effort to find fixed income securities that Loomis Sayles believes may provide attractive returns for the Fund in comparison to their risk.

The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified.

Principal Risks Among the principal risks of investing in the Fund are the following:

.. non-diversification risk - compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
.. management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
.. high yield securities risk - the risk associated with investing in high yield securities and unrated securities of similar quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than other securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.
.. credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund. This risk is generally more pronounced for funds, such as the Fund, that may invest a significant portion of their assets in non-investment grade securities.
.. interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise.
.. liquidity risk - the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.
.. issuer risk - the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
.. smaller company risk- small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, the performance of securities issued by small-cap companies can be more volatile than, and perform differently from, larger company securities.
.. foreign risk - the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes. Although the Fund will invest only in U.S. dollar-denominated securities, the value of these investments may be affected by changes in currency exchange rates.
.. emerging market risk - the risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to and greater than those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure and capitalization, and regulatory oversight in emerging market economies is generally less than in more developed markets.
.. derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.
.. mortgage-related risk - subject to prepayment risk and extension risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. Extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.
.. inflation/deflation risk - inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in the Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's portfolio as a whole. The Fund could be subject to additional principal risks because the types of investments made by the Fund can change over time.

NON-DIVERSIFICATION RISK

Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve the Fund's objectives and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited the Fund.

HIGH YIELD SECURITIES RISK

High yield securities are generally below investment grade quality. These lower-rated securities, also known as "junk bonds," may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund invests in lower-rated securities, be more dependent upon Loomis Sayles' credit analysis than would be the case if the Fund were investing in higher quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise be subject to present elements of danger with respect to payments of principal or interest. However, the Fund will not invest in securities that are in default as to payment of principal and interest at the time of purchase.

Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of lower-rated securities have been found to generally be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on lower-rated securities will fluctuate. If the issuer of lower-rated securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. A lack of liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund's shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities generally.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for lower-rated securities.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk will be greater for the Fund than for many other types of funds because it will invest primarily in fixed income securities rated below investment grade, or if unrated determined to be of similar quality by Loomis Sayles ("junk bonds"). Lower rated fixed income securities generally have speculative elements or are predominately speculative credit risks.

To the extent that the Fund invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), it may be subject to greater credit risk because of these investments.

Funds, such as the Fund, that may invest a significant portion of their assets in foreign securities also are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of the Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Interest rate risk affects the Fund. Increases in interest rates may cause the value of the Fund's investments to decline.

Even funds that generally invest a significant portion of their assets in high quality fixed income securities are subject to interest rate risk. Interest rate risk is greater for funds, such as the Fund, that generally invest a significant portion of their assets in lower rated fixed income securities or comparable unrated securities.

The Fund will be subject to increased interest rate risk to the extent that it invests in fixed income securities with longer maturities or durations, than if it invested in fixed income securities with shorter maturities or durations.

Interest rate risk is compounded for funds that invest a significant portion of their assets in mortgage-related or other asset-backed securities. The Fund may invest in mortgage-related securities and in asset-backed securities. The value of mortgage-related securities and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall. This generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed income securities with lower interest rates.

The Fund also faces increased interest rate risk when it invests in fixed income securities paying no current interest, such as zero coupon securities, principal-only securities, interest-only securities, and fixed income securities paying non-cash interest in the form of other fixed income securities.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities that involve substantial interest rate risk or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

ISSUER RISK

The value of the Fund's investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

SMALLER COMPANY RISK

The general risks associated with corporate income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. Further, securities of smaller companies may perform differently in different cycles than larger company securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. The Fund is subject to this risk because it may invest up to 40% of its assets in securities of non-U.S. issuers. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of the Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, the Fund that invests in foreign securities could lose its entire investment.

Funds that invest in emerging markets may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability, and generally are subject to a greater degree to the risks discussed above.

Although the Fund will invest only in U.S. dollar-denominated securities, the value of these securities may be adversely affected by changes in currency exchange rates.

EMERGING MARKETS RISK

Economic and Political Risks. Emerging market countries often experience instability in their political and economic structures. Government actions could have a significant impact on the economic conditions in such countries, which in turn would affect the value and liquidity of the assets of the Fund invested in emerging markets securities. Specific risks that could decrease the Fund's return include seizure of a company's assets, restrictions imposed on payments as a result of blockages on foreign currency exchanges and unanticipated social or political occurrences.

The ability of the government of an emerging market country to make timely payments on its debt obligations will depend on the extent of its reserves, fluctuations in interest rates, and access to international credits and investments. A country which has non-diversified exports or relies on certain key imports will be subject to greater fluctuations in the pricing of those commodities. Failure to generate sufficient earnings from foreign trade will make it difficult for an emerging market country to service its foreign debt.

Companies trading in developing securities markets are generally smaller and have shorter operating histories than companies in developed markets. Foreign investors may be required to register the proceeds of sales. Settlement of securities transaction in emerging markets may be subject to risk of loss and may be delayed more often than in the U.S. Disruptions resulting from social and political factors may cause the securities markets to close. If extended closing were to occur, the liquidity and value of the Fund's assets invested in corporate debt obligations of emerging market companies would decline.

Investment Controls; Repatriation. Foreign investment in emerging market country debt securities is restricted or controlled to varying degrees. These restrictions may at times limit or preclude foreign investment in certain emerging market country debt securities. Certain emerging market countries require government approval before investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit investment by foreign persons only to specific class of securities of an issuer that may have a less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Emerging market countries may require governmental approval for the repatriation of investment income, capital or proceeds of sale of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local governmental approvals or take other actions, each of which may involve additional costs to the Fund.

DERIVATIVES RISK

The Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Fund may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Fund also may use derivatives to earn income, enhance yield, and broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. Funds that use derivatives also face additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.

MORTGAGE-RELATED RISK

The Fund may invest in a variety of mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments and the securities of companies that invest in mortgage-backed or other mortgage-related securities. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-related securities held by the Fund may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk--the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

INFLATION/DEFLATION RISK

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time
- the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

EXPENSES OF THE FUND

The following tables present the expenses that you would pay if you buy and hold shares of the Fund. The Fund does not imposes a sales charge, a redemption fee, or an exchange fee./(1)/

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                  Total
                                                                  Annual
                                                                   Fund
                          Management   Distribution     Other   Operating
         Fund                Fees      (12b-1) Fees   Expenses   Expenses
--------------------------------------------------------------------------
 Loomis Sayles High
 Income Opportunities
 Fund                         0%             0%          0%             0%
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EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.


                                               1 year  3 years  5 years 10 years
--------------------------------------------------------------------------------
 Loomis Sayles High Income Opportunities Fund    $0       $0       $0      $0
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(1) The tables show fees and expenses of the Fund as 0%, reflecting the fact that no fees or expenses are charged by the Fund. You should be aware, however, that the Fund is a part of "wrap-fee" programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or CDC IXIS Asset Management Advisers, L.P.("CDC IXIS Advisers"). Typically, participants in these programs pay a "wrap" fee to the program's sponsor. You should read carefully the wrap-fee brochure provided to you by your program's sponsor. The brochure is required to include information about the fees charged by your adviser and the fees paid by your adviser to CDC IXIS Advisers. You pay no additional fees or expenses to purchase shares of the Fund. You will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are paid by the Fund. The Fund will also include investments by Loomis Sayles on behalf of institutional investment advisory clients of Loomis Sayles.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on the Fund's investments and risk considerations. Except for the Fund's investment objectives, and any investment policies that are identified as "fundamental," all of the investment policies and strategies may be changed without a vote of the Fund's shareholders.

Except where specifically noted elsewhere in this Prospectus, the Fund may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Fund, while others are secondary investment strategies for the Fund.

To the extent permitted by applicable law and/or pursuant to exemptive relief from the Securities and Exchange Commission (the "SEC"), the Fund may invest any of its daily cash balances in shares of investment companies that are advised by Loomis Sayles or its affiliates (including affiliated money market and short-term bond funds).

The Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief granted by the SEC, the Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, the Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, the Fund may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of the Fund. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

INVESTMENT GRADE FIXED INCOME SECURITIES

To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

LOWER RATE FIXED INCOME SECURITIES

A fixed income security will be considered a lower rated fixed income security ("junk bond") if it is of below investment grade quality. To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Therefore, lower rated fixed income securities are securities that, at the time the Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or unrated securities that Loomis Sayles has determined to be of comparable quality.

Lower rated fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund's achievement of its investment objectives may be more dependent on Loomis Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower rated fixed income securities may be in poor standing or in default and typically have speculative characteristics.

For more information about the ratings services' descriptions of the various rating categories, see Appendix A. The Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

U.S. GOVERNMENT SECURITIES

U.S. Government securities have different kinds of government support. For example, some U.S. Government securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

Although U.S. Government securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government securities fluctuate as interest rates change. Yields on U.S. Government securities tend to be lower than those on corporate securities of comparable maturities.

Some U.S. Government securities, such as Government National Mortgage Association ("GNMA") certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

In addition to investing directly in U.S. Government securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These investment instruments may be highly volatile.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and their equivalents, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices.

ZERO COUPON SECURITIES

Zero coupon securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. The Fund that invests in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, such as GNMA certificates or securities issued by the Federal National Mortgage Association ("Fannie Mae"), differ from traditional fixed income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities include interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to decline in value if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by the Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

Through the use of trusts and special purpose corporations, automobile or credit card receivables may be securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes, or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund ordinarily will reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

A when-issued security involves the Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. The Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

BANK LOANS

The Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to large corporate customers. Typically, these loans hold the most senior position in a borrower's capital structure, may be secured by the borrower's assets and have interest rates that reset regularly. These loans will generally not be rated investment grade by the rating agencies. Economic downturns generally lead to higher non-payment rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure to non-investment grade loans, and are generally secured by collateral of the borrower. The Fund's investments in loans are subject to credit risk, and secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and are therefore subject to interest rate risk. See "Interest Rate Risk" above. Because most bank loans are not traded on any national securities exchange, bank loans have less liquidity than investment grade bonds and there may be less public information available about them. The Fund may participate in the syndicate originating the loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments).

SHORT SALES

The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

SECURITIES LENDING

Securities lending involves the Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the trustees of Loomis Sayles Funds I , that a particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States (other than obligations of supranational entities) are known as foreign securities. Foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

 In determining whether to invest assets of the Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade among nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of a supranational entity are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above under "Foreign Securities."

PAY-IN-KIND SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

DERIVATIVE SECURITIES

The Fund may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Loomis Sayles may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

The Fund may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange and/or equity-linked swap contracts (individually a "Swap and all together "Swaps") and related underlying securities or securities loan agreements. Swaps are agreements between two or more parties to exchange sequences of cash flows over a period in the future. The pools' investment results may be designed to correspond generally to the performance of a specified securities index or "basket" of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with less of an investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that the Fund invests in pools of Swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more of foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See "Foreign Securities" above. In addition, the investing Fund bears the risk that the pool may default on its obligations under the interests in the pool. The investing Fund also bears the risk that a counterparty of an underlying Swap, the issuer of a related underlying security or the counterparty of an underlying securities loan agreement may default on its obligations. Swaps are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as, participation notes and zero-strike warrants and options and debt-linked and/or equity-linked securities. Interests in privately offered investment pools of Swap may be considered illiquid and, except to the extent that such interests are issued under Rule 144A and deemed liquid, subject to the Fund's restrictions on investments in illiquid securities.

The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. See "Derivatives Risk" under the "Summary of Principal Risks" section.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

RATINGS AGENCIES

Rating agencies are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Appendix A lists the major ratings agencies and their rating categories. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In evaluating the quality of a security, whether rated or unrated, Loomis Sayles will normally consider, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and the relative values based on anticipated cash flow, interest and asset coverage and earnings prospects. Loomis Sayles will attempt to reduce the risks of investing in lower rated or unrated securities through active portfolio management, credit analysis and attention to current developments and trends in the economy and financial markets. The ratings of a debt security may change over time. Rating agencies monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, debt instruments held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

MUNICIPAL BONDS

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will only purchase municipal bonds representing lease obligations where Loomis Sayles believes the issuer has a strong incentive to continue making appropriations until maturity.

The municipal bonds in which the Fund will invest are generally issued by or on behalf of States, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) and their political subdivisions, agencies and instrumentalities, and pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Advisor to be reliable), is exempt from federal income taxes, including AMT applicable to individuals.

The yields on municipal bonds depend on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees of Loomis Sayles Funds I oversees the Fund and supervises the Fund's investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts 02111.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for the Fund and for managing the Fund's other affairs and business, including providing executive and other personnel for the management of the Fund.

As previously described in footnote 1 in the "Expenses of the Fund" section, an investor will either pay a "wrap" fee to the program's sponsor and such sponsor will pay a fee to CDC IXIS Advisers or an investor, as an institutional advisory client of Loomis Sayles, pays a fee to Loomis Sayles under a separate client agreement for advisory services. The Fund does not pay Loomis Sayles a monthly investment advisory fee, also known as a management fee, for investment advisory services.

DISTRIBUTOR

CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's principal underwriter. The Distributor is an affiliate of Loomis Sayles.

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of the Fund's portfolio.

Daniel J. Fuss, Kathleen C. Gaffney, Matthew Eagan, David W. Rolley, Elaine Stokes and Joseph C. Taylor of Loomis Sayles will be responsible for investing and overseeing the assets for the Fund.

Mr. Fuss has been at Loomis Sayles since 1976 and is currently a Vice Chairman, Director and Managing Partner. He has over 35 years of investment experience. He graduated from Marquette University (B.S. and M.B.A.) and holds the designation of Chartered Financial Analyst. Mr. Fuss is the portfolio manager of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Bond Fund and Loomis Sayles Worldwide Fund.

Ms. Gaffney joined Loomis Sayles in 1984. She received a B.A. from the University of Massachusetts at Amherst and has over 18 years of investment experience. She also holds the designation of Chartered Financial Analyst. Ms. Gaffney is the portfolio manager of Loomis Sayles High Income Fund, Loomis Sayles Strategic Income Fund and Loomis Sayles Bond Fund.

Mr. Eagan joined Loomis Sayles in 1997. Mr. Eagan has over 15 years of investment experience. He is a graduate of Northeastern University (B.A.) and Boston University (M.B.A.)

and also holds the designation of Chartered Financial Analyst (CFA). Mr. Eagan is a portfolio manager of Loomis Sayles High Income Fund.

Mr. Rolley has over 20 years of investment experience. He has worked at Loomis Sayles since 1994 and is currently a Vice President and Portfolio Manager. Mr. Rolley received a B.A. from Occidential College and a PhD from the University of Pennsylvania. He also holds the designation of Chartered Financial Analyst. He is portfolio manager of Loomis Sayles Worldwide Fund and Loomis Sayles Global Bond Fund.

Ms. Stokes serves as a Vice President and Portfolio Manager. She joined Loomis Sayles in 1988. Ms. Stokes received a B.S. from St. Michael's College.

GENERAL INFORMATION

PRICING

The price of the Fund's shares is based on its net asset value ("NAV"). The NAV per share of the Fund equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading.

The Fund values its investments for which market quotations are readily available at market value. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. The Fund values all other investments and assets at fair value.

The Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these foreign investments may be valued at their fair value.

HOW TO PURCHASE AND REDEEM SHARES

Purchasing Shares

An investor may purchase Fund shares at net asset value without a sales charge or other fee.

Shares of the Fund are offered exclusively as part of a wrap fee program of CDC IXIS Advisers or to institutional advisory clients of Loomis Sayles.

A purchase order initiated prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), on a day the Fund is open for business, will be effected at that day's net asset value. An order received after 4:00 p.m., Eastern Time will be effected at the net asset value determined on the next business day. The Fund is "open for business" on each day the New York Stock Exchange is open for trading. Purchase orders will be accepted only on days on which the Fund is open for business.

[Registered investment advisers may open an account by submitting an executed Client Agreement, a copy of which is mailed to CDC IXS Advisers or Loomis Sayles] at [ ]. There are no maximum or minimum initial investment requirements.

Additional shares can be purchased only through CDC IXS Advisers or Loomis Sayles and payment must be wired in federal funds to CDC IXIS Asset Management Services, Inc., the Fund's transfer agent (the "Transfer Agent").

Purchases of the Fund's shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued. The payment for shares to be purchased shall be wired to the Transfer Agent.

The Fund, Loomis Sayles, and CDC IXIS Advisers each reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Fund.

You should invest in the Fund for long-term investment purposes only. In particular the Fund may reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market.

Redeeming Shares

Shares normally can be redeemed only through the Distributor.

Redemption requests for Fund shares are effected at the net asset value per share next determined after receipt of a redemption request by the Transfer Agent. A redemption request received by the Distributor prior to 4:00 p.m., Eastern Time, on a day the Fund is open for business, is effected on that day. A redemption request received after that time is effected on the next business day. Redemption proceeds will be wired to the registered investment adviser within one business day after the redemption request, but may take up to [seven] business days. Redemption proceeds will be sent by wire only. The Fund may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

The Fund reserves the right to redeem shares of any registered investment adviser at the then-current value of such shares (which will be paid promptly to the registered investment adviser) if the registered investment adviser is no longer approved byLoomis Sayles. A registered investment adviser will receive advance notice of any such mandatory redemption.

It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, the Fund reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. When shares are redeemed in kind, the redeeming registered investment adviser should expect to incur transaction costs upon the disposition of the securities received in the distribution. The Fund agrees to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one registered investment adviser.

Other Purchase and Redemption Information

The Fund reserves the right to create investment minimums in its sole discretion.

DIVIDENDS AND DISTRIBUTIONS

It is the policy of the Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The Fund generally declares and pays dividends monthly. The Fund also distributes all of its net realized capital gains after applying any capital loss carryforwards. Any capital gains distributions normally are made annually in December, but may be made more frequently as deemed advisable by the Trustees. The Trustees may change the frequency with which the Fund declares or pays dividends.

You may choose to:
.. Reinvest all distributions in additional shares.
.. Have checks sent to the address of record for the amount of the distribution or have the distributions transferred through Automated Clearing House ("ACH") to a bank of your choice.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences. The following discussion of U.S. Federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.

You should consult your tax adviser for more information on how an investment in the Fund will affect your own tax situation.

Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

Distributions of investment income from the Fund is taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the capital gains, rather than by how long you have owned your shares of the Fund. Distributions of net short-term capital gains, which result from the sale of securities that the Fund had held for one year or less, less any net long-term capital losses, are taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. Properly designated distributions of net long-term capital gains, which result from the sale of securities that the Fund had held for more than one year, less any net short-term capital losses, are taxable as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

Distributions of income and capital gains are taxable whether you received them in cash or reinvested them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is taxable, as described above.

The Fund's investment in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's yield on those securities. In addition, the Fund's investment in foreign securities may increase or accelerate the Fund's recognition of income and may affect the timing or amount of the Fund's distributions.

The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

In addition to income tax on the Fund's distributions, any gain that results if your shares are sold or redeemed generally is subject to income tax. An exchange of Fund shares for shares of another fund will be treated as a sale of Fund shares and any gain on the transaction may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

Because the Fund has no performance history as of the date of this Prospectus, financial highlights have not been included.

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY STANDARD & POOR'S AND MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

For more information about the Fund:

The Fund's statement of additional information (SAI) provides additional information about the Fund. The SAI is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

You may get free copies of the SAI, request other information about the Fund or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles web site at http://www.loomissayles.com, or by calling Loomis Sayles toll-free at 888-226-9699.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Fund on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Fund, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Fund's file number, which is listed at the bottom of this page.

File No. 811-8282

                             STATEMENT OF ADDITIONAL
                                   INFORMATION

LOOMIS SAYLES FUNDS I
[DATE], 2004

   Loomis Sayles High Income Opportunities Fund

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OF THE LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND DATED [DATE], 2004, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE THE FUND'S CURRENT PROSPECTUS, UNLESS OTHERWISE NOTED. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS. A COPY OF THE FUND'S PROSPECTUS MAY BE OBTAINED FROM THE FUND, 399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116.

TABLE OF CONTENTS

THE TRUST .................................................................    3
INVESTMENT STRATEGIES AND RISKS ...........................................    3
   Investment Restrictions ................................................    3
   U.S. Government Securities .............................................    4
   When-Issued Securities .................................................    5
   Zero Coupon Bonds ......................................................    5
   Repurchase Agreements  .................................................    6
   Real Estate Investment Trusts ..........................................    6
   Rule 144A Securities ...................................................    6
   Foreign Currency Transactions ..........................................
   Options and Futures ....................................................    7
   Small Companies ........................................................    8
   Private Placements .....................................................    8
   Investment Companies ...................................................    9
MANAGEMENT OF THE TRUST ...................................................    9
PRINCIPAL HOLDERS .........................................................   17
INVESTMENT ADVISORY AND OTHER SERVICES ....................................   17
PORTFOLIO TRANSACTIONS AND BROKERAGE ......................................   20
DESCRIPTION OF THE TRUST ..................................................   21
   Voting Rights ..........................................................   22
   Shareholder and Trustee Liability ......................................   23
   Purchases and Redemptions ..............................................   23
   Net Asset Value ........................................................   23
DISTRIBUTIONS AND TAXES ....................................................  24
PERFORMANCE DATA ..........................................................   27

                                    THE TRUST

     Loomis Sayles Funds I (the "Trust") is a registered, open-end management investment company. The Trust includes [thirteen] series. Loomis Sayles High Income Opportunities Fund (the "Fund") is a non-diversified series of the Trust. The Trust was organized as a Massachusetts business trust on December 23, 1993.

     Shares of the Fund are continuously offered, freely transferable and entitle shareholders to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share held at shareholder meetings. The Trust generally does not hold shareholder meetings and expects to do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                         INVESTMENT STRATEGIES AND RISKS

     The investment policies of the Fund set forth in its Prospectus and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval, except that the investment objective of the Fund, as set forth in its Prospectus and any policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

Investment Restrictions

In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

The Loomis Sayles High Income Opportunities Fund will not:

     *(1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     *(2) Invest in oil, gas, or other mineral leases, rights, or royalty contracts, or in real estate, commodities, or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates, or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

     *(3) Make loans, except to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, each of the following is not considered the making of a loan: (i) entering into repurchase agreements; (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies; and (iii) loaning portfolio securities.)

     *(4) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries).

     *(5) Borrow money in excess of [10]% of its assets (taken at cost) or [5]% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes; however, the Fund's use of reverse repurchase agreements and "dollar roll" arrangements shall not constitute borrowing by the Fund for purposes of this restriction.

     (6) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

     *(7) Issue senior securities other than any borrowing permitted by restriction (5) above. (For the purposes of this restriction, none of the following is deemed to be a senior security: any pledge, mortgage, hypothecation, or other encumbrance of assets; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of or entry into options, forward contracts, futures contracts, options on futures contracts, swap contracts, or any other derivative investments to the extent that Loomis, Sayles & Company, L.P. ("Loomis Sayles") determines that the Fund is not required to treat such investments as senior securities pursuant to the pronouncements of the Securities and Exchange Commission (the "SEC").)

     The Fund intends, based on the views of the SEC, to restrict its investments, if any, in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (6) above.

     Although authorized to invest in restricted securities, the Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities, except Rule 144A securities.

     For purposes of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

INVESTMENT STRATEGIES

     Except to the extent prohibited by the Fund's investment policies as set forth in the Prospectus or in this Statement of Additional Information, the investment strategies used by Loomis Sayles in managing the Fund may include investments in the types of securities described below.

U.S. Government Securities

     U.S. Government securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities, and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association, and the Small Business Administration. More detailed information about some of these categories of U.S. Government securities follows.

     U.S. Treasury Bills - U.S. Treasury Bills are direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

     U.S. Treasury Notes and Bonds - U.S. Treasury Notes and Bonds are direct obligations of the U.S. Treasury that are issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     "Ginnie Maes" - Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee that represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the

United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

     "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

     Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

     The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

     The yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

When-Issued Securities

     When-issued securities are agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities on a when-issued or delayed-delivery basis, it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed- delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Zero Coupon Bonds

     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because the Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Repurchase Agreements

     Under a repurchase agreement, the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority, or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement.

Real Estate Investment Trusts (REITs)

     REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

     Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

Rule 144A Securities

     Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

Options and Futures

     An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

     If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. The Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

     The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

     Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

     An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

       Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

       In accordance with Commodity Futures Trading Commission Rule 4.5, the Fund will use futures transactions solely for bona fide hedging purposes or will limit its investment in futures transactions for other than bona fide hedging purposes so that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any such futures transactions.

Small Companies

       Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets, or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The net asset values of funds that invest in companies with smaller capitalizations therefore may fluctuate more widely than market averages.

Private Placements

       The Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell the securities when Loomis Sayles believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing the Fund's net asset value.

       While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

       The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.

       Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Investment Companies

       The Fund may invest in investment companies. Investment companies, including companies such as iShares and "SPDR," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of the Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder of an investment company, the Fund will bear its ratable share of the investment company's expenses, including management fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar expenses of the Fund.

                             MANAGEMENT OF THE TRUST

The Trustees of the Trust supervise the affairs of the Trust along with the affairs of Loomis Sayles Funds II and the CDC Nvest Funds/1/ (except that Joseph Alaimo is a Trustee of the Trust and Loomis Sayles Funds II but not a trustee of the CDC Nvest Funds) (collectively the "Trusts") and have the other responsibilities assigned to them by the laws of The Commonwealth of Massachusetts.

[To be updated]
------------------------------------------------------------------------------------------------------------------------------------
                                                       Term of                                      Number of
                                                     Office* and                                   Portfolios
                                  Position(s)         Length of                                      in Fund         Other
                                   Held with            Time         Principal Occupation(s)         Complex     Directorships
     Name, Age and Address           Trust             Served          During Past 5 Years          Overseen         Held
     ----------------------          -----             ------          -------------------          --------         ----
------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

 Joseph Alaimo (73)                  Trustee            1 year     Chairman, Wayne Hummer              27       None
 399 Boylston Street                                               Trust Company
 Boston, MA 02116
------------------------------------------------------------------------------------------------------------------------------------
 Graham T. Allison, Jr. (63)         Trustee         Less than 1   Douglas Dillon Professor and        45       Director, Taubman
 399 Boylston Street                                    year       Director of the Belfer Center                Centers, Inc.
 Boston, MA 02116              Contract Review and                 of Science for International
                                    Governance                     Affairs, John F. Kennedy                     Board Member,
                                 Committee Member                  School of Government,                        USEC Inc.
                                                                   Harvard University
------------------------------------------------------------------------------------------------------------------------------------
 Edward A. Benjamin (65)             Trustee            1 year     Director, Coal, Energy              45       Director,
 399 Boylston Street                                               Investments & Management,                    Precision Optics
 Boston, MA 02116                Audit Committee                   LLC; formerly, Partner,                      Corporation (optics
                                      Member                       Ropes & Gray (law firm)                      manufacturer)
                                                                   until 1999
------------------------------------------------------------------------------------------------------------------------------------
 Daniel M. Cain (58)                 Trustee         Less than 1   President and CEO, Cain             45       Trustee,
 452 Fifth Avenue                                       year       Brothers & Company,                          Universal Health
 New York, NY 10018              Chairman of the                   Incorporated (investment                     Realty Income Trust
                                 Audit Committee                   banking)


------------------------------------------------------------------------------------------------------------------------------------

-----------
/1/ The "CDC Nvest Funds" are comprised of the following trusts: CDC Nvest Funds Trusts I, II, and III, CDC Nvest Companies Trust I, CDC Nvest Cash Management Trust, CDC Nvest Tax Exempt Money Market Trust and AEW Real Estate Income Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                       Term of                                      Number of
                                                     Office* and                                   Portfolios
                                  Position(s)         Length of                                      in Fund         Other
                                   Held with            Time         Principal Occupation(s)         Complex     Directorships
     Name, Age and Address           Trust             Served          During Past 5 Years          Overseen         Held
     ----------------------          -----             ------          -------------------          --------         ----
------------------------------------------------------------------------------------------------------------------------------------
 Paul G. Chenault (70)               Trustee            1 year     Retired; Trustee, First             45       Director, Mailco
 5852 Pebble Beach Way                                             Variable Life (variable life                 Office Products,
 San Luis Obispo, CA 93401     Contract Review and                 insurance)                                   Inc.
                                    Governance
                                 Committee Member
------------------------------------------------------------------------------------------------------------------------------------

 Kenneth J. Cowan (71)               Trustee         Less than 1   Retired                             45       None
 399 Boylston Street                                    year
 Boston, MA 02116                Chairman of the
                               Contract Review and
                                    Governance
                                    Committee
------------------------------------------------------------------------------------------------------------------------------------

 Richard Darman (60)                 Trustee         Less than 1   Partner, The Carlyle Group          45       Director and
 399 Boylston Street                                    year       (investments); Chairman of                   Chairman, AES
 Boston, MA 02116              Contract Review and                 the Board of Directors of                    Corporation
                                    Governance                     AES Corporation
                                 Committee Member                  (international power
                                                                   company); formerly,
                                                                   Professor, John F. Kennedy
                                                                   School of Government,
                                                                   Harvard University
------------------------------------------------------------------------------------------------------------------------------------

 Sandra O. Moose (61)                Trustee         Less than 1   Senior Vice President and           45       Director, Verizon
 One Exchange Place                                     year       Director, The Boston                         Communications
 Boston, MA 02109                Audit Committee                   Consulting Group, Inc.
                                      Member                       (management consulting)                      Director, Rohm
                                                                                                                and Haas Company
------------------------------------------------------------------------------------------------------------------------------------

 John A. Shane (70)                  Trustee         Less than 1   President, Palmer Service           45       Director, Gensym
 200 Unicorn Park Drive                                 year       Corporation (venture capital                 Corporation;
 Woburn, MA 01801              Contract Review and                 organization)                                Director,
                                    Governance                                                                  Overland Storage,
                                 Committee Member                                                               Inc.; Director, Abt
                                                                                                                Associates Inc.
------------------------------------------------------------------------------------------------------------------------------------

 Pendleton P. White (72)             Trustee         Less than 1   Retired                             45       None
 6 Breckenridge Lane                                    year
 Savannah, GA 31411            Contract Review and
                                    Governance
                                 Committee Member
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       Term of                                      Number of
                                                     Office* and                                   Portfolios
                                  Position(s)         Length of                                      in Fund         Other
                                   Held with            Time         Principal Occupation(s)         Complex     Directorships
     Name, Age and Address           Trust             Served          During Past 5 Years          Overseen         Held
     ----------------------          -----             ------          -------------------          --------         ----
------------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

 Robert J. Blanding/1/ (56)    President and Chief      1 year     President, Chairman,                45       None
 555 Califonia Street           Executive Officer                  Director, and Chief Executive
 San Francisco, CA 94104                                           Officer, Loomis Sayles; Chief
                                                                   Executive Officer - Loomis
                                     Trustee                       Sayles Funds II
                                                     Less than 1
                                                        year


------------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice
 John T. Hailer/2/ (42)             President        Less than 1   President and Chief Executive       45       None
 399 Boylston Street                                    year       Officer, CDC IXIS Asset
 Boston, MA 02116                                                  Management Distributors,
                                     Trustee                       L.P.; President - Loomis
                                                     Less than 1   Sayles Funds II; formerly,
                                                        year       Senior Vice President,
                                                                   Fidelity Investments;
                                                                   President and CEO of CDC
                                                                   Nvest Funds
------------------------------------------------------------------------------------------------------------------------------------

 Peter S. Voss/3/ (56)           Chairman of the                   Director, President and Chief       45       Trustee, Harris
 399 Boylston Street                  Board                        Executive Officer, CDC IXIS                  Associates
 Boston, MA 02116                                                  Asset Management North                       Investment Trust/4/
                                                     Less than 1   America, L.P.
                                                        year
                                     Trustee


------------------------------------------------------------------------------------------------------------------------------------

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. Messrs. Alaimo and White are expected to retire by December 31, 2003. Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

/3/ Mr. Voss is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis Sayles; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Investment Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of the Executive Board of CDC IXIS Asset Management.

/4/As of January 30, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

-------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------
                                                         Term of
                                                         Office* and
                                       Position(s)       Length of
                                       Held with         Time             Principal Occupation(s)
Name, Age and Address                  Trust             Served           During Past 5 Years
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Nicholas H. Palmerino (38)             Treasurer         Less than 1      Senior Vice President, CDC IXIS
399 Boylston Street                                      year             Asset Management Services,
Boston, MA 02116                                                          Inc.; Senior Vice President,
                                                                          CDC IXIS Asset Management
                                                                          Advisers, L.P.; formerly, Vice
                                                                          President, Loomis, Sayles &
                                                                          Company, L.P.
-------------------------------------------------------------------------------------------------------------
John E. Pelletier (39)                    Secretary        Less than 1    Senior Vice President, General
399 Boylston Street                                           year        Counsel, Secretary and Clerk,
Boston, MA 02116                                                          CDC IXIS Distribution Corporation;
                                                                          Senior Vice President, General
                                                                          Counsel, Secretary and Clerk, CDC
                                                                          IXIS Asset Management Distributors,
                                                                          L.P.; Senior Vice President,
                                                                          General Counsel, Secretary and
                                                                          Clerk, CDC IXIS Asset Management
                                                                          Advisers, L.P.; Executive Vice
                                                                          President, General Counsel,
                                                                          Secretary, Clerk, and Director, CDC
                                                                          IXIS Asset Management Services,
                                                                          Inc.
-------------------------------------------------------------------------------------------------------------

* Each officer of the Trust serves for an indefinite term in accordance with its current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Each person listed above holds the same position(s) with the Trusts except as noted above. Previous positions during the past five years with CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated, each of the Trustees is also a trustee of certain other investment companies (e.g., Loomis Sayles Funds II) for which the Distributor acts as principal underwriter.

Standing Board Committees

     Subsequent to the unification of the boards of trustees of the Trusts (which occurred in May of 2003), the Trustees of the Trusts have delegated certain authority to the Audit Committee and Contract Review and Governance Committee. During the fiscal year ended September 30, 2003, each of these committees met [____] times. Prior to unification of the boards of trustees, the Board of Trustees of the Trust included three committees:

Audit Committee, Contract Review Committee and Nominating and Governance Committee. During the fiscal year ended September 30, 2003, each of these committees met [____] times.

     The Contract Review and Governance Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trusts, and governance matters relating to the Trusts.

     The Audit Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian.

     The membership of each committee is as follows:

       Audit Committee                  Contract Review and Governance Committee

       Daniel M. Cain - Chairman        Kenneth J. Cowan - Chairman
       Sandra O. Moose                  Graham T. Allison, Jr.
       Edward A. Benjamin               Richard Darman
                                        Pendleton P. White
                                        John A. Shane
                                        Paul G. Chenault

Trustee Fees

     The Trusts pay no compensation to their officers or to their Trustees who are Interested Trustees.

     Each Independent Trustee, except Joseph Alaimo, receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. Loomis Sayles has agreed to pay the Fund's share of these fees.

     Mr. Alaimo is compensated at the rate of $5,000 for each meeting of the Board of Trustees that he attends. In addition, he receives an annual retainer of $20,000. These fees are allocated among the mutual fund portfolios in the Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio in the Trust and Loomis Sayles Funds II. Loomis Sayles has agreed to pay the Fund's share of these fees.

Trustee Beneficial Ownership

     The following tables set forth the dollar range of shares owned by each Trustee as of December 31, 2002 in (i) the Fund and (ii) in all funds overseen by the trustee in the Trusts on an aggregate basis:

Interested Trustees

Dollar Range of Fund Shares                 Robert J. Blanding         John T. Hailer*           Peter S. Voss*
---------------------------                 ------------------         ---------------           --------------
Loomis Sayles High Income Opportunities Fund             none                    none                     none

Aggregate Dollar Range of Fund Shares
in Funds Overseen by Trustee in the Trusts:

*Amounts include "notional" amounts held through the deferred compensation plan.

[TO BE UPDATED TO REFLECT 2003 FIGURES]
Independent Trustees:

Dollar Range    Joseph   Graham T.        Edward A   Daniel M.   Paul G.    Kenneth J.  Richard    Sandra O.  John A   Pendleton P.
of Fund Shares  Alaimo   Allison, Jr.*    Benjamin   Cain*       Chenault   Cowan*      Darman*    Moose*     Shane    White*

Loomis Sayles
High Income
Opportunities
Fund            None     None             None       None        None       None        None       None       None     None
Aggregate
Dollar Range
of Fund
Shares
in Funds
Overseen by
Trustee in
the Trusts

*Amounts include "notional" amounts held through the deferred compensation plan.

                               Compensation Table

                  For the Fiscal Year Ended September 30, 2003*

                     [TO BE UPDATED TO REFLECT 2003 FIGURES]

        (1)                                    (2)                       (3)                          (5)

                                            Aggregate           Pension or Retirement       Total Compensation From
                                       Compensation  from     Benefits Accrued as Part         the Fund Complex
Name of Person, Position                      Trust              of Trust Expenses+             Paid to Trustee
------------------------                      ------             -----------------              ---------------
Interested Trustees
-------------------
Robert J. Blanding                     N/A                    N/A                           $0
John T. Hailer                         N/A                    N/A                           $0
Peter S. Voss                          N/A                    N/A                           $0
Independent Trustees
--------------------
Joseph Alaimo                          N/A                    N/A                           $[_____]
Graham T. Allison, Jr.                 N/A                    N/A                           $[_____]**
Edward A. Benjamin                     N/A                    N/A                           $[_____]****
Daniel M. Cain                         N/A                    N/A                           $[_____]**

Paul G. Chenault                       N/A                    N/A                           $[_____]
Kenneth J. Cowan                       N/A                    N/A                           $[_____]**
Richard Darman                         N/A                    N/A                           $[_____]**
Sandra O. Moose                        N/A                    N/A                           $[_____]**
John A. Shane                          N/A                    N/A                           $[_____]**
Pendleton P. White                     N/A                    N/A                           $[_____]**

_______________

*The table provides compensation information for the current Trustees of the Trust. Messrs. Hailer and Voss (each an Interested Trustee), Messrs. Allison, Cain, Cowan, Darman, Shane and White (each an Independent Trustee) and Ms. Moose (an Independent Trustee) were newly elected to the Board of Trustees of the Trust in May of 2003. Robert J. Blanding (an Interested Trustee), Joseph Alaimo, Edward A. Benjamin and Paul G. Chenault (each an Independent Trustee) were newly elected to the Board of Trustees on October 15, 2002. Messrs. Alaimo, Benjamin, Blanding and Chenault were elected to succeed Timothy Hunt and Charles Finlayson (each a former Independent Trustee). During the fiscal year ended September 30, 2003, Timothy Hunt and Charles Finlayson each received [$_____] from the Trust. **The information provided for Messrs. Hailer, Voss, Allison, Cain, Cowan, Darman, Shane and White and Ms. Moose reflects the compensation paid by the CDC Nvest Funds for the fiscal year ended December 31, 2002.
***[Total compensation figures include compensation received from the series of the New England Zenith Fund advised by Loomis Sayles and its affiliates. Mr. Benjamin no longer serves as the director of any series of the New England Zenith Fund.]
+ The Trusts provide no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trusts on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a series or series of the Trusts selected by the Trustee on the normal payment date for such fees. As a result of this arrangement, the Trusts, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the series selected by the Trustees.

Board Approval of the Existing Advisory Agreement

     The Board of Trustees approved the Fund's advisory agreement at their meeting held [DATE], 2003. In considering the advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory agreement included the following:

                                 [TO BE UPDATED]

     . [Loomis Sayles' history with respect to causing funds that it advises to operate in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed Loomis Sayles' investment performance with respect to the other accounts managed using investment strategies similar to those of the Fund.]

     . [the nature, quality, cost and extent of administrative services performed by Loomis Sayles under the advisory agreement.]

     . [the fact that no fees are payable under the advisory agreement but that Loomis Sayles may benefit from its relationship with the sponsors of "wrap" programs for which the Fund is an investment option. For these purposes, the Trustees also took into account so-called "fallout benefits" to Loomis Sayles, such as the reputational value derived from serving as investment advisor to the Fund and the engagement of Loomis Sayles and its affiliates to provide administrative, distribution and transfer agency services to the Fund, and the benefits of research made available to Loomis Sayles by reason of brokerage commissions generated by the Fund's securities transactions.]

      .  [the fact that Loomis Sayles will bear most of the Fund's expenses.]

      . [whether there have been economies of scale in respect of the management of the Fund, whether the Fund is likely to benefit from any economies of scale, and whether there is potential for realization of any economies of scale.]

      [Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the advisory agreement should be approved.]

         Code of Ethics. The Trust, Loomis Sayles and CDC IXIS Asset Management Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold.

                                PRINCIPAL HOLDERS

         The following table provides information on the principal holders of the Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of the Fund's outstanding securities. Information provided in this table is as of [DATE], 2003.

         To the extent that any shareholder listed below beneficially owns more than 25% of the Fund, it may be deemed to "control" the Fund within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.

Shareholder                    Address                 Percentage of Shares Held

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND                     [_____________]

[*Such ownership may be beneficially held by individuals or entities other than the owner listed.]

Management Ownership

         [As of record on [DATE], 2003, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund.]

                     INVESTMENT ADVISORY AND OTHER SERVICES

         Advisory Agreement. Under the advisory agreement with the Fund, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Fund, and certain administrative services. Also, Loomis

Sayles has agreed to pay, without reimbursement from the Fund or the Trust, the following expenses of the Fund: compensation to trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Fund for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of independent accountants retained by the Fund; charges and expenses of any transfer agents and registrars appointed by the Fund; any cost of certificates representing shares of the Fund; legal fees and expenses in connection with the day-to-day affairs of the Fund, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Fund's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Fund, and notices and proxy solicitation material furnished to shareholders of the Fund or regulatory authorities, and any costs of printing or mailing these items; and the Fund's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

         The advisory agreement provides that Loomis Sayles will not charge the Fund an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Fund does not compensate Loomis Sayles directly for its services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of "wrap programs," who in turn charge the programs' participants. See the Prospectus and the applicable wrap program brochure for more information.

         The Trust, and not Loomis Sayles or its affiliates, will pay the following expenses: taxes payable by the Trust to federal, state or other governmental agencies; extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust or the Fund to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; brokerage fees and commissions (including dealer markups) and transfer taxes chargeable to the Trust in connection with the purchase and sale of portfolio securities for the Fund; costs, including any interest expenses, of borrowing money; costs of hedging transactions; costs of lending portfolio securities; and any expenses indirectly incurred through investments in other pooled investment vehicles.

         The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

         The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

         In addition to serving as investment adviser to each series of the Trust, Loomis Sayles acts as investment adviser to each series of Loomis Sayles Funds II, a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management investment companies and also provides investment advice to numerous other corporate and fiduciary clients.

         Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. Loomis, Sayles & Company, L.P. is a limited partnership whose general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. CDC IXIS Asset Management

Holdings, Inc. is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P.'s general partner, CDC IXIS Asset Management US, LLC, is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation. CDC IXIS Asset Management US Corporation is the sole limited partner of CDC IXIS Asset Management North America L.P. CDC IXIS Asset Management North America, L.P. is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company. CDC IXIS Asset Management S.A. is majority-owned by CDC Finance--CDC IXIS and indirectly owned, through CDC Finance--CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

         The seventeen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $[___] billion in assets under management or administration as of September 30, 2003.

         Certain officers and trustees of the Trust also serve as officers, directors, and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Fund outweighs the disadvantages, if any, that might result from these practices.

         Distribution Agreement. Pursuant to a distribution agreement with the Trust (the "Distribution Agreement"), CDC IXIS Asset Management Distributors, L.P., 399 Boylston St., Boston, Massachusetts 02116 (the "Distributor"), an affiliate of Loomis Sayles, serves as the general distributor of shares of the Fund. Under the Distribution Agreement, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing the Prospectus to persons other than shareholders. The Distributor currently is not paid a fee for serving as Distributor for the Fund. Loomis Sayles has agreed to reimburse the Distributor to the extent the Distributor incurs expenses in connection with any redemptions of Fund shares.

         The Distribution Agreement was approved by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Distribution Agreement.

         The Distribution Agreement may be terminated at any time with respect to the Fund on 60 days' written notices to the Distributor by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act. The Distribution Agreement also may be terminated by the Distributor on 90 days' written notice to the Trust, and the Distribution Agreement automatically terminate in the event of its "assignment," as that term is defined in the 1940 Act. In each such case, such termination will be without payment of any penalty.

         The Distribution Agreement will continue in effect for successive one-year periods with respect to the Fund, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Trust or the Distributor, in each case cast in person at a meeting called for that purpose.

            Administration Services. Pursuant to an administration services agreement with the Trust, CDC IXIS Asset Management Services, Inc., an affiliate of Loomis Sayles ("CIS"), performs certain accounting and administration services for the Fund. For these services, Loomis Sayles (without reimbursement from the Trust or Fund) has agreed to pay CIS at an annual rate of ___% of the Fund's average daily net assets.

         Transfer Agency Services. Pursuant to a transfer agency and service agreement with the Trust, CIS performs transfer agency services for the Fund. CIS maintains shareholder accounts and prepares and mails shareholder account statements, processes shareholder transactions, mails shareholder reports, prepares and mails distribution payments, and maintains records of Fund transactions. Loomis Sayles has agreed to pay (without reimbursement from the Trust of Fund) fees to CIS for services to the Fund under this agreement.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income, and net asset value per share of the Fund on a daily basis.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of the Fund's financial statements and assists in the preparation of the Fund's federal and state income tax returns.

         Counsel to the Fund. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.

        PORTFOLIO TRANSACTIONS AND BROKERAGEError! Bookmark not defined.

Generally

         Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including Nasdaq securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

Commissions and Other Factors in Broker or Dealer Selection

         Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

"Soft Dollars"

         Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for the Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "soft dollars").

         The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with "soft dollars" include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

         If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.

         In connection with Loomis Sayles' use of "soft dollars", the Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

         Loomis Sayles may use "soft dollars" to acquire brokerage or research products and services that have potential application to all client accounts including the Fund or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Fund. The products or services may not be used in connection with the management of some of the accounts including the Fund that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

         Loomis Sayles' use of "soft dollars" to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of "soft dollars" also benefits the Fund as described above. However, conflicts may arise between the Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its "soft dollar" practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

         For purposes of this "Soft Dollars" discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

                            DESCRIPTION OF THE TRUST

         The Trust, registered with the SEC as a open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust, dated December 23, 1993, as amended (the "Declaration of Trust"). The Fund is a non-diversified series of the Trust.

         The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each series represents an equal proportionate interest in such series with each other share of that series and is entitled to a proportionate interest in the dividends and distributions from that series. The shares of each series do not have any preemptive rights. Upon termination of any series, whether pursuant to liquidation of the Trust or otherwise, shareholders of that series are entitled to share pro rata in the net assets of that series available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

         The assets received by each series for the issue or sale of its shares and all income, earnings, profits, losses, and proceeds there from, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets are segregated and are charged with the expenses with respect to that series and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the series are allocated to the separate books of account of each series, certain expenses may be legally chargeable against the assets of all series.

         The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such dividend preferences and other rights as the trustees may designate. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the trustees may terminate the Trust or any series upon written notice to the shareholders.

Voting Rights

         Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing trustees for the Trust except that, in accordance with the 1940 Act,
(i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change, or eliminate the par value of any shares (currently all shares have no par value).

Shareholder and Trustee Liability

         Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the series of the Trust of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each series and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of property of the series for all loss and expense of any shareholder held personally liable for the obligations of the series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Purchase and Redemption

         Shares of the Fund are offered exclusively to registered investment advisers approved by the Distributor. Approved investors may purchase and redeem Fund shares at the Fund's net asset value without a sales charge or other fee. For more information about the purchase and redemption of Fund shares, see "General Information--How to Purchase and Redeem Shares" in the Fund's Prospectus.

Net Asset Value

         The net asset value ("NAV") of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which the NYSE is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the NYSE is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Debt securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or the NASDAQ Official Closing Price, as applicable. If there is no reported sale during the day, such pricing services generally use the closing bid price. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are not readily available (including restricted securities, if any) are fair valued in good faith using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

                             DISTRIBUTIONS AND TAXES

         In General. As described in the Prospectus under "Dividends and Distributions," it is the policy of the Fund to pay its shareholders each year, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

         Investment income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Taxation of the Fund. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as such and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year, and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and
(b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

         Taxation of Fund Distributions. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

         Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they were declared.

         If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the tax basis in a shareholder's shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.

         Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

         Passive Foreign Investment Companies. The Fund may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. The Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, the Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

         Foreign Taxes. The Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio.

         Financial Products. The Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

         Certain hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         Securities issued or purchased at a discount. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income net yet received. Because the Fund will not, on a current basis, receive cash payments from the issuer of these securities in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from selling other portfolio holdings of the Fund that it otherwise would have continued to hold. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell securities at such time. Any increase in the principal amount of an inflation-indexed bond will be original issue discount which is taxable as ordinary income in the year accrued, even though investors do not receive their principal, including any increases thereto, until maturity.

         Real Estate Investment Trusts ("REITs"). The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

         Under current law, the Fund serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Fund may invest in REITs that hold residual interests in REMICs.

         Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

         Other Tax Matters. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

         Under recently promulgated U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         Conclusion. The foregoing discussion relates solely to U.S. federal income tax law and is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty). For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions, possibly with retroactive effect.

                                PERFORMANCE DATA

Because the Fund has no performance history as of the date of this SAI, performance data has not been included.

                                                     Registration Nos. 333-22931
                                                                        811-8282

                              LOOMIS SAYLES FUNDS I
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

(a)       Articles of Incorporation.

     (1) The Registrant's Agreement and Declaration of Trust dated December 23, 1993 (the "Agreement and Declaration") is incorporated by reference to exhibit (1) to post-effective amendment ("PEA") No. 2 filed on April 21, 1998 to the Registrant's initial registration statement filed on January 11, 1994 (the "Registration Statement").

     (2) Amendment No. 1 effective July 1, 2003 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 20 filed on September 10, 2003.

(b)       By-Laws.

     (1) The Registrant's By-Laws are incorporated by reference to exhibit (2) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

(c)       Instruments Defining Rights of Security Holders.

          Rights of shareholders are described in Article III, Sections 5 of the Agreement and Declaration is incorporated by reference to exhibit (1) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

(d)       Investment Advisory Contracts.

     (1) Advisory Agreement between the Registrant, on behalf of Loomis Sayles Core Plus Fixed Income Fund, and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(11) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (2) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Fixed Income Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(4) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (3) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Institutional High Income Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(5) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (4) Advisory Agreement between the Registrant, on behalf of Loomis Sayles Intermediate Duration Fixed Income Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(6) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

     (5) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Investment Grade Fixed Income Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(7) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (6) Advisory Agreement dated February 13, 2001 between the Registrant, on behalf of Loomis Sayles Mid Cap Growth Fund, and Loomis Sayles is incorporated by reference to exhibit (d)(10) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (7) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Small Company Growth Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(8) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (8) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Loomis Sayles Benchmark Core Bond Fund, and Loomis Sayles is incorporated by reference to the exhibit (d)(2) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

     (9) Advisory Agreement between the Registrant, on behalf of Loomis Sayles Bond Fund, and Loomis Sayles is to be filed by amendment.

     (10) Advisory Agreement between the Registrant, on behalf of Loomis Sayles Global Bond Fund, and Loomis Sayles is to be filed by amendment.

     (11) Advisory Agreement between the Registrant, on behalf of Loomis Sayles Small Cap Value Fund, and Loomis Sayles is to be filed by amendment.

     (12) Advisory Agreement between the Registrant, on behalf of Loomis Sayles U.S. Government Securities Fund, and Loomis Sayles is to be filed by amendment.

     (13) Advisory Agreement between Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and Loomis Sayles is to be filed by amendment.

(e)       Underwriting Contracts.

     (1) Distribution Agreement dated July 1, 2003 between Registrant, on behalf of Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Company Growth Fund and Loomis Sayles Benchmark Core Bond Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 20 filed on September 10, 2003.

     (2) Distribution Agreement between Registrant on behalf of Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund and CDC IXIS Distributors is to be filed by amendment.

     (3) Form of Dealer Agreement used by CDC IXIS Distributors is incorporated by reference to exhibit (a)(3) to PEA No. 20 filed on September 10, 2003.

     (4) Distribution Agreement between Registrant, on behalf of Loomis Sayles High Income Opportunities Fund, and CDC IXIS Distributors is to be filed by amendment.

(f)       Bonus or Profit Sharing Contracts.

          Not applicable.

(g)       Custodian Agreements.

     (1) Custodian Contract dated December 31, 1993 between the Registrant and State Street Bank and Trust Company ("State Street") is incorporated by reference to exhibit (8) to PEA No. 2 to the Registration Statement filed on April 21, 1998.

     (2) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to Loomis Sayles Small Company Growth Fund is incorporated by reference to exhibit (g)(2) to PEA No. 8 to the Registration Statement filed on January 26,

               2000.

     (3) Form of Letter Agreement between Registrant and State Street relating to the applicability of the Custodian Contract for Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Institutional High Income Fund and Loomis Sayles Intermediate Duration Fixed Income Fund is incorporated by reference to exhibit (g)(5) to PEA No. 8 to the Registration Statement filed on January 26, 2000.

     (4) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Mid Cap Growth Fund is incorporated by reference to
               (g)(7) to PEA No. 13 to the Registration Statement filed on exhibit February 15, 2001.

     (5) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to Loomis Sayles Core Plus Fixed Income Fund is incorporated by reference to exhibit (g)(8) to PEA No. 13 to the Registration Statement filed on February 15, 2001.

     (6) Amendment to Custodian Agreement between Registrant and State Street is incorporated by reference to exhibit (g)(9) to PEA No. 15 to the Registration Statement filed on January 30, 2002.

     (7) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund is to be filed by amendment.

     (8) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

(h)            Other Material Contracts.

     (1) (i) Transfer Agency and Service Agreement dated February 1, 2003 between the Registrant, on behalf of its respective series and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit (h)(1)(i) to PEA No. 20 filed on September 10, 2003.


         (ii) Letter Agreement between the Registrant and CIS relating to the applicability of the Transfer Agency and Service Agreement to the Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles U.S. Government Securities Fund is to be filed by amendment.

         (iii) Letter Agreement between the Registrant and CIS relating to the applicability of the Transfer Agency and Service Agreement to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

     (2) (i) Administrative Service Agreement dated May 16, 2000, between the Registrant on behalf of each of its series and Loomis Sayles is incorporated by reference to exhibit (h)(5) to PEA No. 12 to the Registration Statement filed on January 30, 2001.

         (ii) Assignment dated July 1, 2003 of Administrative Services Agreement to CIS is incorporated by reference to exhibit
               (h)(2)(ii) to PEA No. 20 filed on September 10, 2003.

         (iii) Letter Agreement between the Registrant and CIS relating to the applicability of the Administrative Service Agreement to the Loomis Sayles High Income Opportunities Fund is to be filed by amendment.

         (i)   Legal Opinion.

               Opinion and Consent of Counsel is to be filed by amendment

(j)            Other Opinions.

               Consent of PricewaterhouseCoopers LLP is to be filed by amendment.

(k)            Omitted Financial Statements.

               Not applicable.

(l)            Initial Capital Agreements.

               Not applicable.

(m)            Rule 12b-1 Plans.

         (1) Distribution Plan for Retail Class shares relating to Loomis Sayles Benchmark Core Bond Fund is incorporated by reference to exhibit (m)(1) to PEA No. 16 to the Registration Statement filed on November 27, 2002.

         (2) Distribution Plan relating to Retail Class shares of Loomis Sayles Bond Fund, Loomis Sayles Small Cap Value Fund and Loomis Sayles Global Bond Fund is to be filed by amendment.

         (3) Distribution Plan relating to Admin Class shares of Loomis Sayles Bond Fund and Loomis Sayles Small Cap Value Fund is to be filed by amendment.

(n)            Rule 18f-3 Plan

               Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, effective September 2003, is incorporated by reference to exhibit
               (n) to PEA No. 20 filed on September 10, 2003.

(p)            Code of Ethics

         (1) Code of Ethics for Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 9 to the Registration Statement filed on November 29, 2000.

         (2) Code of Ethics for Loomis Sayles is incorporated by reference to exhibit (p)(1) to PEA No. 16 to the Registration Statement filed on November 27, 2002.

         (3) Code of Ethics dated July 1, 2003 for CDC IXIS Distributors is incorporated by reference to exhibit (p)(3) to PEA No. 20 filed on September 10, 2003.

(q)            Powers of Attorney

               Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White is incorporated by reference to exhibit (o) to PEA No. 18 to the Registration Statement filed on June 20, 2003.

Item 24. Persons Controlled by or under Common Control with the Fund.

         As of a recent date, there are no persons controlled by or under common control with any Fund of the Registrant.

         As of a recent date, the persons listed below owned 25% or more of outstanding voting securities of a Fund of the Registrant and thus may be deemed to "control" the Fund within the meaning of section 2(a)(9) of the Investment Company Act of 1940, as amended:

Fund                                               Entity, State of Organization      Ownership
----                                               ----------------------------      ---------
Loomis Sayles Benchmark Core Bond Fund             Comerica Bank*,                   51.54%

Loomis Sayles Core Plus Fixed Income Fund          Union Bank of California NA*,     93.84%

Loomis Sayles Fixed Income Fund                    Marsh & McClennan Cos.*,          34.37%

Loomis Sayles Intermediate Duration Fixed Income   Trustees of Clark University*,    40.48%
Fund
Loomis Sayles Mid Cap Growth Fund                  City of Cambridge Contributory    99.53%
                                                   Retirement System*,

Loomis Sayles Tax-Managed Equity Fund              Loomis Sayles Seed Account*,      93.56%

Loomis Sayles Small Company Growth Fund            Massachusetts Water Resources     29.12%
                                                   Authority Retirement System*,

                                                   Wendell & Co.*,                   27.13%

* Such ownership may be beneficially held by individuals or entities other than the owner listed.

         As of a recent date, there were no persons that own 25% or more of the outstanding voting securities of Loomis Sayles Institutional High Income Fund and Loomis Sayles Investment Grade Fixed Income Fund, each a series of the Registrant.

Item 25. Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 26. Business and Other Connections of Investment Adviser

(a) Loomis, Sayles & Company, L.P., ("Loomis Sayles"), the investment advisor of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

           The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

           The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (SEC File No. 801-170; IARD/CRD No. 105377).

Item 27. Principal Underwriter

(a) CDC IXIS Asset Management Distributors, L.P. also serves as principal underwriter for:

       CDC Nvest Funds Trust I
       CDC Nvest Funds Trust II
       CDC Nvest Funds Trust III
       CDC Nvest Cash Management Trust
       CDC Nvest Companies Trust I
       Loomis Sayles Funds II

(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                                             Positions and Offices                Positions and Offices
        Name                              with Principal Underwriter                with Registrant
-------------------------------------------------------------------------------------------------------------
CDC IXIS Asset Management             General Partner                       None
Distribution Corporation

John T. Hailer                        President and Chief Executive         Executive Vice President and
                                      Officer                               Trustee

John E. Pelletier                     Senior Vice President, General        Secretary
                                      Counsel, Secretary and Clerk

Scott E. Wennerholm                   Senior Vice President, Treasurer,     None
                                      Chief Financial Officer and Chief
                                      Operating Officer

Coleen Downs Dinneen                  Vice President, Deputy General        Assistant Secretary
                                      Counsel, Assistant Secretary and
                                      Assistant Clerk

Beatriz Pina Smith                    Vice President and Assistant          None
                                      Treasurer, Controller

Anthony Loureiro                      Vice President and Chief              None
                                      Compliance Officer

Jeff Coron                            Senior Vice President                 None

Frank S. Maselli                      Senior Vice President                 None

Sharon Wratchford                     Senior Vice President                 None

Curt Overway                          Senior Vice President                 None

                                             Positions and Offices                Positions and Offices
        Name                              with Principal Underwriter                with Registrant
-------------------------------------------------------------------------------------------------------------
Matt Witkos                           Senior Vice President                 None

Doug Keith                            Senior Vice President                 None

Robert Krantz                         Senior Vice President                 None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

Item 28. Location of Accounts and Records

         The following companies maintain possession of the documents required by the specified rules:

                    For all series of Registrant:

                    (i)      Loomis Sayles Funds I
                             399 Boylston Street
                             Boston, MA 02116

                    (ii)     Loomis, Sayles & Company, L.P.
                             One Financial Center
                             Boston, MA 02111

                    (iii) CDC IXIS Asset Management Services, Inc. 399 Boylston Street
                             Boston, MA 02116

                    (iv)     State Street Bank and Trust Company
                             225 Franklin Street
                             Boston, Massachusetts 02110

                    (v) CDC IXIS Asset Management Distributors, L.P. 399 Boylston Street
                             Boston, Massachusetts 02116

Item 29. Management Services

         None.

Item 30. Undertakings

(a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of November, 2003.

                                                 LOOMIS SAYLES FUNDS I

                                                 By: /s/ John E. Pelletier
                                                     -----------------------
                                                     John E. Pelletier
                                                     Secretary

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                               Date
---------                             -----                               ----
PETER S. VOSS*
-------------------------------------
Peter S. Voss                         Chairman of the Board; Trustee      November 18, 2003

/s/ Nicholas Palmerino
-------------------------------------
Nicholas Palmerino                    Treasurer                           November 18, 2003

JOSEPH ALAIMO*
-------------------------------------
Joseph Alaimo                         Trustee                             November 18, 2003

GRAHAM T. ALLISON, JR.*
-------------------------------------
Graham T. Allison, Jr.                Trustee                             November 18, 2003

EDWARD A. BENJAMIN*
-------------------------------------
Edward A. Benjamin                    Trustee                             November 18, 2003

ROBERT J. BLANDING*
-------------------------------------
Robert J. Blanding                    President, Chief Executive          November 18, 2003
                                      Officer, Trustee

DANIEL M. CAIN*
-------------------------------------
Daniel M. Cain                        Trustee                             November 18, 2003

PAUL G. CHENAULT*
-------------------------------------
Paul G. Chenault                      Trustee                             November 18, 2003

KENNETH J. COWAN*
-------------------------------------
Kenneth J. Cowan                      Trustee                             November 18, 2003

RICHARD DARMAN*
-------------------------------------
Richard Darman                        Trustee                             November 18, 2003

JOHN T. HAILER*
-------------------------------------
John T. Hailer                        Trustee                             November 18, 2003

SANDRA O. MOOSE*
-------------------------------------
Sandra O. Moose                       Trustee                             November 18, 2003

Signature                             Title                               Date
---------                             -----                               ----

JOHN A. SHANE*
-------------------------------------
John A. Shane                         Trustee                             November 18, 2003

PENDLETON P. WHITE*
-------------------------------------
Pendleton P. White                    Trustee                             November 18, 2003

                                                   *By: /s/ John E. Pelletier
                                                   ----------------------------
                                                   John E. Pelletier
                                                   Attorney-In-Fact**
                                                   November 18, 2003

** Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White is incorporated by reference to exhibit (o) to PEA No. 18 to the Registration Statement filed on June 20, 2003.